Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000239822 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[1]
C000239822 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000239824 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[2]
C000239824 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000239821 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[3]
C000239821 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.